Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (2,288)	$ (328)	¥ 22,582	¥ 18,288
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	5,615	807	3,730	3,805
Amortization of intangible assets	13,546	1,946	12,457	7,943
Deferred income tax, net	(696)	(100)	(761)	(756)
Share-based compensation	5,626	808	4,676	3,244
Provision for doubtful accounts	429	61	451	585
Investment and interest income	(2,305)	(332)	(7,648)	(3,244)
Amortization and impairment of produced content	2,977	428	2,266	811
Impairment of other assets	10,714	1,539	1,389	2,358
Loss from equity method investments	1,254	180	79	63
(Gain) loss on disposal of subsidiaries	578	83	(5,525)	(5,550)
Barter transaction revenue	(683)	(98)	(1,083)	(763)
Other non-cash expenses	456	66	124	362
Other	(78)	(11)	(51)	(30)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(1,779)	(256)	(1,611)	(721)
Amounts due from related parties	(135)	(19)	527	178
Other assets	(4,459)	(640)	(1,333)	448
Customer deposits and deferred revenue	1,515	217	912	966
Accounts payable and accrued liabilities	(1,653)	(238)	4,094	5,100
Deferred income	(37)	(5)	(64)	47
Amounts due to related parties	(139)	(20)	756	(306)
Net cash provided by operating activities	28,458	4,088	35,967	32,828
Cash flows from investing activities:
Acquisition of fixed assets	(6,428)	(923)	(8,772)	(4,779)
Acquisition of businesses, net of cash acquired	(969)	(139)	(1,978)	(553)
Acquisition of licensed copyrights	(12,152)	(1,745)	(13,116)	(9,087)
Acquisition of intangible assets excluding licensed copyrights	(541)	(78)	(385)	(35)
Purchases of held-to-maturity investments	(120,189)	(17,264)	(27,640)	(56,150)
Maturities of held-to-maturity investments	46,563	6,688	49,040	49,580
Purchases of available-for-sale debt investments	(218,171)	(31,338)	(284,149)	(209,628)
Sales and maturities of available-for-sale debt investments	291,163	41,823	239,861	198,517
Purchases of other long-term investments	(6,322)	(908)	(9,891)	(12,499)
Proceeds from disposal of long-term investments	7,517	1,079	2,524	19
Disposal of subsidiaries' shares	(476)	(68)	5,581	1,431
Loans provided to related parties	0	0	(8,632)	0
Repayment of loans provided to related parties	24	3	12,270	0
Micro loan origination and disbursement	0	0	(35,824)	(63,597)
Principal payments received on micro loans	0	0	38,063	40,075
Purchases of other invested securities	0	0	(16,362)	(38,167)
Sales and maturities of other invested securities	0	0	24,949	27,917
Other investing activities	7	1	1	7
Net cash used in investing activities	(19,974)	(2,869)	(34,460)	(76,949)
Cash flows from financing activities:
Proceeds from short-term loans	2,738	393	3,787	751
Repayments of short-term loans	(3,166)	(455)	(1,055)	(826)
Proceeds from long-term loans	946	136	1,168	299
Repayments of long-term loans	(168)	(24)	(98)	(3,330)
Loans borrowed from related parties	0	0	3,732	0
Proceeds from issuance of long-term notes, net of issuance costs	(10)	(1)	18,050	9,909
Repayment of long-term notes	(6,912)	(993)	(6,846)	(4,957)
Proceeds from issuance of convertible notes, net of issuance costs	7,910	1,136	5,035	8,463
Purchase of capped calls	(567)	(81)	(465)	0
Proceeds from issuance of subsidiaries' shares	401	57	15,689	4,046
Repurchase of ordinary shares	(4,958)	(712)	(3,312)	(1,723)
Proceeds from exercise of share options	18	3	676	453
Proceeds from third-party investors for sale of financial products	0	0	15,143	101,189
Repayment to third-party investors for sale of financial products	0	0	(33,376)	(82,987)
Proceeds from secured borrowings from third-party financial institutions	0	0	10,380	16,008
Repayment of secured borrowings from third-party financial institutions	0	0	(13,426)	(2,730)
Other financing activities	(105)	(15)	0	(8)
Net cash provided by (used in) financing activities	(3,873)	(556)	15,082	44,557
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1	0	1,902	(316)
Net increase in cash, cash equivalents and restricted cash	4,612	663	18,491	120
Cash, cash equivalents and restricted cash at beginning of the year	29,827	4,284	11,336	11,216
Cash, cash equivalents and restricted cash at end of the year	34,439	4,947	29,827	11,336
Supplemental disclosures:
Interest paid	2,448	352	1,579	1,205
Income taxes paid	4,100	589	5,509	3,300
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities	1,020	147	1,516	1,167
Acquisition of licensed copyrights included in accounts payable and accrued liabilities	5,486	788	6,337	4,040
Acquisition of licensed copyrights from nonmonetary content exchanges	968	139	642	782
Non-cash acquisitions of investments	¥ 28	$ 4	¥ 764	¥ 765